Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activity

The following table summarizes option activity under the plans for six months ended June 30, 2019 (in thousands except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	10,203,432	$3.04	8.97	$129,551
Granted	3,619,587	13.82
Exercised	(534,360)	1.08
Forfeited	(641,826)	7.20
Outstanding at June 30, 2019	12,646,833	$5.92	8.79	$105,528
Vested and expected to vest, as of June 30, 2019	3,569,306	$2.56	8.23	$40,781

Summary of Award Activity

The following table summarizes award activity for the six months ended June 30, 2019:

	Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2018	219,922	$15.48
Granted	394,250	12.30
Vested	—	—
Forfeited	(18,750)	11.17
Unvested and outstanding at June 30, 2019	595,422	$13.51

Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	June 30,	June 30,
	2019	2018
Research and development	$2,970	$674
General and administrative	5,481	1,576
Total share-based compensation	$8,451	$2,250